Disclosure of information on segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating income
Sales of goods	$ 1,147,590,000	$ 810,961,000	$ 801,199,000
Sale of services	7,015,000	12,884,000	22,222,000
Royalty income	0	0	1,381,000
Total operating income	1,154,605,000	823,845,000	824,802,000
Operating costs
Cost of sales, excluding depreciation and amortization	(568,482,000)	(457,354,000)	(461,942,000)
Unabsorbed cost due to production stoppage	(2,135,000)	(19,893,000)	(23,058,000)
Cost of sales of services, excluding depreciation and amortization	3,050,000	(6,243,000)	3,163,000
Exploration in operating units	(50,884,000)	(49,229,000)	(80,796,000)
Depreciation and amortization	(150,821,000)	(181,039,000)	(176,781,000)
Mining royalties	(19,946,000)	(18,839,000)	(17,733,000)
Total operating costs	(795,318,000)	(732,597,000)	(763,473,000)
Gross profit (loss)	359,287,000	91,248,000	61,329,000
Operating expenses, net
Administrative expenses	(61,340,000)	(69,183,000)	(67,728,000)
Selling expenses	(25,768,000)	(19,392,000)	(20,222,000)
Exploration in non-operating areas	(21,860,000)	(13,452,000)	(14,252,000)
Reversal (provision) of contingencies and others	(596,000)	6,927,000	(2,935,000)
Impairment recovery of long-lived assets			19,874,000
Other, net	195,932,000	24,973,000	(15,085,000)
Total operating income (expenses)	86,368,000	(70,127,000)	(100,348,000)
Operating Profit (loss)	445,655,000	21,121,000	(39,019,000)
Other income (expense),net
Share in the results of associates and joint ventures	189,847,000	152,225,000	176,270,000
Foreign currency exchange difference	(9,184,000)	19,375,000	26,871,000
Finance income	12,528,000	9,057,000	14,443,000
Finance costs	(65,397,000)	(119,254,000)	(54,136,000)
Profit (loss) before income tax	573,449,000	82,524,000	124,429,000
Income tax expense	(156,164,000)	(42,994,000)	(41,000)
Current income tax	(103,116,000)	(69,306,000)	(15,633,000)
Deferred Income tax	(53,048,000)	26,312,000	15,592,000
Profit (loss) from continued operations	417,285,000	39,530,000	124,388,000
(Loss) profit from discontinued operations	(1,022,000)	(6,848,000)	478,547,000
Profit for the year	416,263,000	32,682,000	602,935,000
Total assets	5,047,903,000	4,533,799,000	4,503,227,000
Total liability	1,488,202,000	1,364,588,000	1,340,286,000
Other segment information
Investments in associates	1,548,392,000	1,527,123,000	1,520,977,000
Additions of property, plant and equipment	378,238,000
Acquisition of long-lived assets		238,669,000	151,973,000
Changes in estimates of mine closures plans	73,090,000	11,879,000	(21,869,000)
Uchucchacua / Yumpag
Operating income
Sales of goods	326,390,000
Sale of services	0
Total operating income	326,390,000
Operating costs
Cost of sales, excluding depreciation and amortization	(127,900,000)
Unabsorbed cost due to production stoppage	0
Cost of sales of services, excluding depreciation and amortization	0
Exploration in operating units	(16,070,000)
Depreciation and amortization	(19,596,000)
Mining royalties	(1,237,000)
Total operating costs	(164,803,000)
Gross profit (loss)	161,587,000
Operating expenses, net
Administrative expenses	(16,713,000)
Selling expenses	(7,346,000)
Exploration in non-operating areas	(1,871,000)
Reversal (provision) of contingencies and others	245,000
Other, net	(6,750,000)
Total operating income (expenses)	(32,435,000)
Operating Profit (loss)	129,152,000
Other income (expense),net
Share in the results of associates and joint ventures	0
Foreign currency exchange difference	5,000
Finance income	(738,000)
Finance costs	827,000
Profit (loss) before income tax	129,246,000
Income tax expense	(4,473,000)
Current income tax	(4,473,000)
Deferred Income tax	0
Profit (loss) from continued operations	124,773,000
(Loss) profit from discontinued operations	0
Total assets	258,017,000
Total liability	74,313,000
Other segment information
Investments in associates	0
Additions of property, plant and equipment	29,727,000
Changes in estimates of mine closures plans	2,923,000
Uchucchacua
Operating income
Sales of goods		51,698,000	5,281,000
Sale of services		0	0
Royalty income			0
Total operating income		51,698,000	5,281,000
Operating costs
Cost of sales, excluding depreciation and amortization		(15,544,000)	0
Unabsorbed cost due to production stoppage		(18,695,000)	(24,916,000)
Cost of sales of services, excluding depreciation and amortization		0	0
Exploration in operating units		(24,428,000)	(32,592,000)
Depreciation and amortization		(6,279,000)	(9,000,000)
Mining royalties		(268,000)	(46,000)
Total operating costs		(65,214,000)	(66,554,000)
Gross profit (loss)		(13,516,000)	(61,273,000)
Operating expenses, net
Administrative expenses		(4,512,000)	(651,000)
Selling expenses		(3,343,000)	(3,634,000)
Exploration in non-operating areas		(476,000)	(15,000)
Reversal (provision) of contingencies and others		1,122,000	(44,000)
Impairment recovery of long-lived assets			0
Other, net		(2,435,000)	2,453,000
Total operating income (expenses)		(9,644,000)	(1,891,000)
Operating Profit (loss)		(23,160,000)	(63,164,000)
Other income (expense),net
Share in the results of associates and joint ventures		0	0
Foreign currency exchange difference		112,000	(290,000)
Finance income		28,000	12,000
Finance costs		(917,000)	(496,000)
Profit (loss) before income tax		(23,937,000)	(63,938,000)
Income tax expense		(538,000)	(19,000)
Current income tax		(538,000)	(19,000)
Deferred Income tax		0	0
Profit (loss) from continued operations		(24,475,000)	(63,957,000)
(Loss) profit from discontinued operations		0
Total assets		222,041,000	127,479,000
Total liability		62,003,000	55,792,000
Other segment information
Investments in associates		0	0
Acquisition of long-lived assets		14,353,000	32,000,000
Changes in estimates of mine closures plans		2,094,000	(3,107,000)
Orcopampa
Operating income
Sales of goods	169,527,000	163,308,000	134,268,000
Sale of services	0	0	0
Royalty income			0
Total operating income	169,527,000	163,308,000	134,268,000
Operating costs
Cost of sales, excluding depreciation and amortization	(81,068,000)	(73,774,000)	(58,108,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(7,460,000)	(6,071,000)	(11,594,000)
Depreciation and amortization	(12,459,000)	(12,625,000)	(7,757,000)
Mining royalties	(15,836,000)	(14,307,000)	(12,220,000)
Total operating costs	(116,823,000)	(106,777,000)	(89,679,000)
Gross profit (loss)	52,704,000	56,531,000	44,589,000
Operating expenses, net
Administrative expenses	(8,442,000)	(15,975,000)	(12,406,000)
Selling expenses	(630,000)	(671,000)	(560,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	409,000	(183,000)	544,000
Impairment recovery of long-lived assets			0
Other, net	277,000	(899,000)	124,000
Total operating income (expenses)	(8,386,000)	(17,728,000)	(12,298,000)
Operating Profit (loss)	44,318,000	38,803,000	32,291,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	1,000	76,000	99,000
Finance income	(1,785,000)	4,000	2,000
Finance costs	622,000	(1,791,000)	(546,000)
Profit (loss) before income tax	43,156,000	37,092,000	31,846,000
Income tax expense	(2,189,000)	(678,000)	(465,000)
Current income tax	(2,189,000)	(678,000)	(465,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	40,967,000	36,414,000	31,381,000
(Loss) profit from discontinued operations	0	0
Total assets	39,093,000	49,707,000	62,083,000
Total liability	60,823,000	56,185,000	52,429,000
Other segment information
Investments in associates	0	0	0
Additions of property, plant and equipment	2,427,000
Acquisition of long-lived assets		3,624,000	3,584,000
Changes in estimates of mine closures plans	987,000	(123,000)	5,112,000
Julcani
Operating income
Sales of goods	47,658,000	37,179,000	54,573,000
Sale of services	0	0	0
Royalty income			0
Total operating income	47,658,000	37,179,000	54,573,000
Operating costs
Cost of sales, excluding depreciation and amortization	(35,118,000)	(32,213,000)	(30,215,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(11,691,000)	(6,990,000)	(6,747,000)
Depreciation and amortization	(5,765,000)	(6,693,000)	(6,444,000)
Mining royalties	(190,000)	(367,000)	(472,000)
Total operating costs	(52,764,000)	(46,263,000)	(43,878,000)
Gross profit (loss)	(5,106,000)	(9,084,000)	10,695,000
Operating expenses, net
Administrative expenses	(2,406,000)	(3,993,000)	(5,028,000)
Selling expenses	(942,000)	(239,000)	(389,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	(38,000)	1,409,000	(1,776,000)
Impairment recovery of long-lived assets			0
Other, net	(411,000)	(1,074,000)	(793,000)
Total operating income (expenses)	(3,797,000)	(3,897,000)	(7,986,000)
Operating Profit (loss)	(8,903,000)	(12,981,000)	2,709,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	2,000	77,000	100,000
Finance income	(353,000)	0	4,000
Finance costs	462,000	(1,103,000)	(382,000)
Profit (loss) before income tax	(8,792,000)	(14,007,000)	2,431,000
Income tax expense	(636,000)	(134,000)	(175,000)
Current income tax	(636,000)	(134,000)	(175,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(9,428,000)	(14,141,000)	2,256,000
(Loss) profit from discontinued operations	0	0
Total assets	28,822,000	31,371,000	34,131,000
Total liability	33,914,000	33,413,000	31,388,000
Other segment information
Investments in associates	0	0	0
Additions of property, plant and equipment	1,874,000
Acquisition of long-lived assets		828,000	1,559,000
Changes in estimates of mine closures plans	1,032,000	6,312,000	3,585,000
Colquijirca
Operating income
Sales of goods	437,897,000	432,616,000	400,994,000
Sale of services	0	0	0
Royalty income			0
Total operating income	437,897,000	432,616,000	400,994,000
Operating costs
Cost of sales, excluding depreciation and amortization	(245,156,000)	(248,972,000)	(267,997,000)
Unabsorbed cost due to production stoppage	(2,135,000)	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(9,445,000)	(7,761,000)	(16,671,000)
Depreciation and amortization	(62,085,000)	(87,216,000)	(72,171,000)
Mining royalties	(2,179,000)	(2,670,000)	(3,168,000)
Total operating costs	(321,000,000)	(346,619,000)	(360,007,000)
Gross profit (loss)	116,897,000	85,997,000	40,987,000
Operating expenses, net
Administrative expenses	(8,457,000)	(9,781,000)	(8,744,000)
Selling expenses	(12,503,000)	(11,457,000)	(9,649,000)
Exploration in non-operating areas	(9,391,000)	(4,095,000)	(4,008,000)
Reversal (provision) of contingencies and others	(1,656,000)	1,063,000	(1,706,000)
Impairment recovery of long-lived assets			0
Other, net	(13,610,000)	(10,511,000)	(7,777,000)
Total operating income (expenses)	(45,617,000)	(34,781,000)	(31,884,000)
Operating Profit (loss)	71,280,000	51,216,000	9,103,000
Other income (expense),net
Share in the results of associates and joint ventures	127,000	(158,000)	(10,000)
Foreign currency exchange difference	4,714,000	381,000	526,000
Finance income	(6,715,000)	2,866,000	879,000
Finance costs	(133,000)	(7,397,000)	(6,470,000)
Profit (loss) before income tax	69,273,000	46,908,000	4,028,000
Income tax expense	(33,940,000)	(15,453,000)	(3,666,000)
Current income tax	(18,147,000)	(17,861,000)	(6,125,000)
Deferred Income tax	(15,793,000)	2,408,000	2,459,000
Profit (loss) from continued operations	35,333,000	31,455,000	362,000
(Loss) profit from discontinued operations	0	0
Total assets	683,780,000	683,311,000	668,230,000
Total liability	479,355,000	284,819,000	290,998,000
Other segment information
Investments in associates	285,443,000	272,663,000	257,616,000
Additions of property, plant and equipment	24,916,000
Acquisition of long-lived assets		61,772,000	62,593,000
Changes in estimates of mine closures plans	57,205,000	3,061,000	(11,322,000)
La Zanja
Operating income
Sales of goods	38,657,000	16,472,000	52,260,000
Sale of services	0	0	0
Royalty income			0
Total operating income	38,657,000	16,472,000	52,260,000
Operating costs
Cost of sales, excluding depreciation and amortization	(23,417,000)	(29,008,000)	(49,903,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(320,000)	(537,000)	(3,212,000)
Depreciation and amortization	(4,492,000)	(3,855,000)	(7,459,000)
Mining royalties	(168,000)	(181,000)	(506,000)
Total operating costs	(28,397,000)	(33,581,000)	(61,080,000)
Gross profit (loss)	10,260,000	(17,109,000)	(8,820,000)
Operating expenses, net
Administrative expenses	(1,630,000)	(2,413,000)	(3,061,000)
Selling expenses	(97,000)	(61,000)	(179,000)
Exploration in non-operating areas	(4,007,000)	(3,958,000)	(5,243,000)
Reversal (provision) of contingencies and others	541,000	2,085,000	(353,000)
Impairment recovery of long-lived assets			0
Other, net	(1,323,000)	7,246,000	(7,374,000)
Total operating income (expenses)	(6,516,000)	2,899,000	(16,210,000)
Operating Profit (loss)	3,744,000	(14,210,000)	(25,030,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	211,000	92,000	336,000
Finance income	(2,499,000)	838,000	614,000
Finance costs	(276,000)	(2,996,000)	(1,318,000)
Profit (loss) before income tax	1,180,000	(16,276,000)	(25,398,000)
Income tax expense	(675,000)	579,000	(16,132,000)
Current income tax	(637,000)	579,000	(187,000)
Deferred Income tax	(38,000)	0	(15,945,000)
Profit (loss) from continued operations	505,000	(15,697,000)	(41,530,000)
(Loss) profit from discontinued operations	0	0
Total assets	42,203,000	44,341,000	79,038,000
Total liability	64,786,000	61,656,000	80,655,000
Other segment information
Investments in associates	0	0	0
Additions of property, plant and equipment	98,000
Acquisition of long-lived assets		2,827,000	1,719,000
Changes in estimates of mine closures plans	5,999,000	(922,000)	(8,705,000)
Tambomayo
Operating income
Sales of goods	122,403,000	108,063,000	151,789,000
Sale of services	0	0	0
Royalty income			0
Total operating income	122,403,000	108,063,000	151,789,000
Operating costs
Cost of sales, excluding depreciation and amortization	(76,825,000)	(70,260,000)	(76,214,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(5,223,000)	(3,442,000)	(9,980,000)
Depreciation and amortization	(42,472,000)	(49,863,000)	(59,125,000)
Mining royalties	(503,000)	(1,047,000)	(1,322,000)
Total operating costs	(125,023,000)	(124,612,000)	(146,641,000)
Gross profit (loss)	(2,620,000)	(16,549,000)	5,148,000
Operating expenses, net
Administrative expenses	(6,242,000)	(11,183,000)	(14,076,000)
Selling expenses	(2,923,000)	(2,758,000)	(5,126,000)
Exploration in non-operating areas	(414,000)	0	0
Reversal (provision) of contingencies and others	506,000	(1,184,000)	(228,000)
Impairment recovery of long-lived assets			0
Other, net	(1,738,000)	99,000	(815,000)
Total operating income (expenses)	(10,811,000)	(15,026,000)	(20,245,000)
Operating Profit (loss)	(13,431,000)	(31,575,000)	(15,097,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	2,000	143,000	(11,000)
Finance income	(309,000)	8,000	4,000
Finance costs	(140,000)	(805,000)	(302,000)
Profit (loss) before income tax	(13,878,000)	(32,229,000)	(15,406,000)
Income tax expense	(1,593,000)	0	(527,000)
Current income tax	(1,593,000)	0	(527,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(15,471,000)	(32,229,000)	(15,933,000)
(Loss) profit from discontinued operations	0	0
Total assets	106,634,000	143,451,000	197,550,000
Total liability	39,046,000	30,915,000	29,654,000
Other segment information
Investments in associates	0	0	0
Additions of property, plant and equipment	1,444,000
Acquisition of long-lived assets		333,000	3,175,000
Changes in estimates of mine closures plans	2,272,000	53,000	(856,000)
Operating segments
Operating income
Sales of goods	5,543,970,000	5,107,737,000	4,986,536,000
Sale of services	69,532,000	63,073,000	70,061,000
Royalty income			1,381,000
Total operating income	5,613,502,000	5,170,810,000	5,057,978,000
Operating costs
Cost of sales, excluding depreciation and amortization	(2,715,412,000)	(2,714,235,000)	(3,016,839,000)
Unabsorbed cost due to production stoppage	(2,135,000)	(22,622,000)	(26,889,000)
Cost of sales of services, excluding depreciation and amortization	35,225,000	(36,464,000)	24,861,000
Exploration in operating units	(59,736,000)	(69,841,000)	(89,763,000)
Depreciation and amortization	(752,694,000)	(626,242,000)	(220,342,000)
Mining royalties	(20,760,000)	(19,526,000)	(19,234,000)
Total operating costs	(3,585,962,000)	(3,488,930,000)	(3,397,928,000)
Gross profit (loss)	2,027,540,000	1,681,880,000	1,660,050,000
Operating expenses, net
Administrative expenses	(70,098,000)	(73,652,000)	(76,901,000)
Selling expenses	(172,260,000)	(178,459,000)	(178,875,000)
Exploration in non-operating areas	(21,940,000)	(13,506,000)	(14,285,000)
Reversal (provision) of contingencies and others	(476,000)	6,926,000	(3,477,000)
Impairment recovery of long-lived assets			19,874,000
Other, net	167,258,000	(64,900,000)	(39,004,000)
Total operating income (expenses)	(97,516,000)	(323,591,000)	(292,668,000)
Operating Profit (loss)	1,930,024,000	1,358,289,000	1,367,382,000
Other income (expense),net
Share in the results of associates and joint ventures	358,008,000	175,692,000	176,577,000
Foreign currency exchange difference	61,964,000	40,622,000	27,802,000
Finance income	(78,471,000)	51,828,000	28,788,000
Finance costs	(9,918,000)	(191,256,000)	(61,926,000)
Profit (loss) before income tax	2,261,607,000	1,435,175,000	1,538,623,000
Income tax expense	(721,048,000)	(592,897,000)	(501,504,000)
Current income tax	(664,916,000)	(653,477,000)	(462,118,000)
Deferred Income tax	(56,132,000)	60,580,000	(39,386,000)
Profit (loss) from continued operations	1,540,559,000	842,278,000	1,037,119,000
(Loss) profit from discontinued operations	0	0
Total assets	13,512,884,000	13,843,508,000	13,836,447,000
Total liability	2,683,394,000	2,786,627,000	2,824,648,000
Other segment information
Investments in associates	2,184,794,000	2,116,280,000	2,099,568,000
Additions of property, plant and equipment	378,238,000
Acquisition of long-lived assets		250,087,000	153,369,000
Changes in estimates of mine closures plans	73,090,000	11,879,000	(21,869,000)
Adjustments and eliminations
Operating income
Sales of goods	(4,396,380,000)	(4,296,776,000)	(4,185,337,000)
Sale of services	(62,517,000)	(50,189,000)	(47,839,000)
Royalty income			0
Total operating income	(4,458,897,000)	(4,346,965,000)	(4,233,176,000)
Operating costs
Cost of sales, excluding depreciation and amortization	2,146,930,000	2,256,881,000	2,554,897,000
Unabsorbed cost due to production stoppage	0	2,729,000	3,831,000
Cost of sales of services, excluding depreciation and amortization	(32,175,000)	30,221,000	(21,698,000)
Exploration in operating units	8,852,000	20,612,000	8,967,000
Depreciation and amortization	601,873,000	445,203,000	43,561,000
Mining royalties	814,000	1,501,000	1,501,000
Total operating costs	2,790,644,000	2,756,333,000	2,634,455,000
Gross profit (loss)	(1,668,253,000)	(1,590,632,000)	(1,598,721,000)
Operating expenses, net
Administrative expenses	8,758,000	4,469,000	9,173,000
Selling expenses	146,492,000	159,067,000	158,653,000
Exploration in non-operating areas	80,000	54,000	33,000
Reversal (provision) of contingencies and others	(120,000)	1,000	542,000
Impairment recovery of long-lived assets			0
Other, net	28,674,000	89,873,000	23,919,000
Total operating income (expenses)	183,884,000	253,464,000	192,320,000
Operating Profit (loss)	(1,484,369,000)	(1,337,168,000)	(1,406,401,000)
Other income (expense),net
Share in the results of associates and joint ventures	(168,161,000)	(23,467,000)	(307,000)
Foreign currency exchange difference	(71,148,000)	(21,247,000)	(931,000)
Finance income	90,999,000	(42,771,000)	(14,345,000)
Finance costs	(55,479,000)	72,002,000	7,790,000
Profit (loss) before income tax	(1,688,158,000)	(1,352,651,000)	(1,414,194,000)
Income tax expense	564,884,000	549,903,000	501,463,000
Current income tax	561,800,000	584,171,000	446,485,000
Deferred Income tax	3,084,000	(34,268,000)	54,978,000
Profit (loss) from continued operations	(1,123,274,000)	(802,748,000)	(912,731,000)
(Loss) profit from discontinued operations	0	0
Total assets	(8,464,981,000)	(9,309,709,000)	(9,333,220,000)
Total liability	(1,195,192,000)	(1,422,039,000)	(1,484,362,000)
Other segment information
Investments in associates	(636,402,000)	(589,157,000)	(578,591,000)
Additions of property, plant and equipment	0
Acquisition of long-lived assets		(11,418,000)	(1,396,000)
Changes in estimates of mine closures plans	0	0	0
Construction, development and exploration mining projects
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Royalty income			0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	86,000	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	(86,000)	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	(1,538,000)	(1,682,000)	(1,528,000)
Selling expenses	0	0	0
Exploration in non-operating areas	(1,090,000)	(1,149,000)	(282,000)
Reversal (provision) of contingencies and others	41,000	(194,000)	108,000
Impairment recovery of long-lived assets			0
Other, net	2,305,000	(3,750,000)	(931,000)
Total operating income (expenses)	(282,000)	(6,775,000)	(2,633,000)
Operating Profit (loss)	(282,000)	(6,775,000)	(2,633,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	3,000	307,000	604,000
Finance income	(237,000)	13,000	11,000
Finance costs	41,000	(517,000)	(297,000)
Profit (loss) before income tax	(475,000)	(6,972,000)	(2,315,000)
Income tax expense	0	0	0
Current income tax	0	0	0
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(475,000)	(6,972,000)	(2,315,000)
(Loss) profit from discontinued operations	0	0
Total assets	1,018,559,000	694,950,000	496,198,000
Total liability	295,453,000	59,476,000	21,844,000
Other segment information
Investments in associates	160,203,000	131,392,000	109,112,000
Additions of property, plant and equipment	291,101,000
Acquisition of long-lived assets		150,198,000	46,459,000
Changes in estimates of mine closures plans	2,672,000	0	(6,576,000)
Energy generation and transmission
Operating income
Sales of goods	0	0	0
Sale of services	50,003,000	53,025,000	52,433,000
Royalty income			0
Total operating income	50,003,000	53,025,000	52,433,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	23,512,000	(34,852,000)	24,861,000
Exploration in operating units	0	0	0
Depreciation and amortization	(7,774,000)	(9,037,000)	(9,040,000)
Mining royalties	0	0	0
Total operating costs	(31,286,000)	(43,889,000)	(33,901,000)
Gross profit (loss)	18,717,000	9,136,000	18,532,000
Operating expenses, net
Administrative expenses	(2,202,000)	(2,377,000)	(2,948,000)
Selling expenses	(706,000)	(748,000)	(770,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	(102,000)	83,000	(440,000)
Impairment recovery of long-lived assets			0
Other, net	(776,000)	56,000	(196,000)
Total operating income (expenses)	(3,786,000)	(2,986,000)	(4,354,000)
Operating Profit (loss)	14,931,000	6,150,000	14,178,000
Other income (expense),net
Share in the results of associates and joint ventures	7,088,000	1,962,000	7,008,000
Foreign currency exchange difference	1,099,000	24,000	(207,000)
Finance income	(3,860,000)	1,142,000	394,000
Finance costs	(19,000)	(4,178,000)	(5,337,000)
Profit (loss) before income tax	19,239,000	5,100,000	16,036,000
Income tax expense	(5,091,000)	(501,000)	(2,433,000)
Current income tax	(3,110,000)	(1,912,000)	(3,238,000)
Deferred Income tax	(1,981,000)	1,411,000	805,000
Profit (loss) from continued operations	14,148,000	4,599,000	13,603,000
(Loss) profit from discontinued operations	0	0
Total assets	240,566,000	367,130,000	377,679,000
Total liability	225,823,000	116,398,000	131,540,000
Other segment information
Investments in associates	128,076,000	119,865,000	118,613,000
Additions of property, plant and equipment	0
Acquisition of long-lived assets		1,168,000	1,487,000
Changes in estimates of mine closures plans	0	0	0
Insurance brokerage
Operating income
Sales of goods		0	0
Sale of services		8,099,000	17,207,000
Royalty income			0
Total operating income		8,099,000	17,207,000
Operating costs
Cost of sales, excluding depreciation and amortization		0	0
Unabsorbed cost due to production stoppage		0	0
Cost of sales of services, excluding depreciation and amortization		0	0
Exploration in operating units		0	0
Depreciation and amortization		0	0
Mining royalties		0	0
Total operating costs		0	0
Gross profit (loss)		8,099,000	17,207,000
Operating expenses, net
Administrative expenses		(11,440,000)	(12,694,000)
Selling expenses		0	0
Exploration in non-operating areas		0	0
Reversal (provision) of contingencies and others		0	0
Impairment recovery of long-lived assets			0
Other, net		0	0
Total operating income (expenses)		(11,440,000)	(12,694,000)
Operating Profit (loss)		(3,341,000)	4,513,000
Other income (expense),net
Share in the results of associates and joint ventures		0	0
Foreign currency exchange difference		0	(45,000)
Finance income		5,000	0
Finance costs		(27,000)	(48,000)
Profit (loss) before income tax		(3,363,000)	4,420,000
Income tax expense		970,000	(1,186,000)
Current income tax		(8,000)	(1,197,000)
Deferred Income tax		978,000	11,000
Profit (loss) from continued operations		(2,393,000)	3,234,000
(Loss) profit from discontinued operations		0
Total assets		0	14,436,000
Total liability		0	6,107,000
Other segment information
Investments in associates		0	8,329,000
Acquisition of long-lived assets		0	25,000
Changes in estimates of mine closures plans		0	0
Rental of mining concessions
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Royalty income			1,381,000
Total operating income	0	0	1,381,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	1,381,000
Operating expenses, net
Administrative expenses	(58,000)	(186,000)	(218,000)
Selling expenses	0	0	0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	(98,000)
Impairment recovery of long-lived assets			0
Other, net	7,159,000	8,551,000	8,162,000
Total operating income (expenses)	7,101,000	8,365,000	7,846,000
Operating Profit (loss)	7,101,000	8,365,000	9,227,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	48,000	10,000	1,000
Finance income	(1,000)	56,000	5,000
Finance costs	91,000	(1,000)	(2,000)
Profit (loss) before income tax	7,239,000	8,430,000	9,231,000
Income tax expense	(2,125,000)	(2,529,000)	(2,714,000)
Current income tax	(2,125,000)	(2,529,000)	(2,714,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	5,114,000	5,901,000	6,517,000
(Loss) profit from discontinued operations	0	0
Total assets	1,394,000	4,854,000	3,306,000
Total liability	(8,765,000)	90,000	139,000
Other segment information
Investments in associates	0	1,589,000	1,056,000
Additions of property, plant and equipment	0
Acquisition of long-lived assets		0	0
Changes in estimates of mine closures plans	0	0	0
Holding of investment shares
Operating income
Sales of goods	0	0	0
Sale of services	474,000	441,000	421,000
Royalty income			0
Total operating income	474,000	441,000	421,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	474,000	441,000	421,000
Operating expenses, net
Administrative expenses	(369,000)	(365,000)	(617,000)
Selling expenses	0	0	0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	127,000	0
Impairment recovery of long-lived assets			0
Other, net	139,431,000	349,000	(2,472,000)
Total operating income (expenses)	139,062,000	111,000	(3,089,000)
Operating Profit (loss)	139,536,000	552,000	(2,668,000)
Other income (expense),net
Share in the results of associates and joint ventures	23,440,000	21,517,000	4,756,000
Foreign currency exchange difference	525,000	343,000	(693,000)
Finance income	(15,000)	328,000	308,000
Finance costs	(17,000)	(2,000)	(29,000)
Profit (loss) before income tax	163,469,000	22,738,000	1,674,000
Income tax expense	(43,182,000)	(76,000)	1,182,000
Current income tax	(43,182,000)	(76,000)	1,289,000
Deferred Income tax	0	0	(107,000)
Profit (loss) from continued operations	120,287,000	22,662,000	2,856,000
(Loss) profit from discontinued operations	0	0
Total assets	33,858,000	232,177,000	231,820,000
Total liability	(108,872,000)	402,000	226,000
Other segment information
Investments in associates	0	5,402,000	19,590,000
Additions of property, plant and equipment	0
Acquisition of long-lived assets		0	3,000
Changes in estimates of mine closures plans	0	0	0
Industrial activities
Operating income
Sales of goods	43,589,000	18,224,000	53,073,000
Sale of services	19,055,000	1,508,000	0
Royalty income			0
Total operating income	62,644,000	19,732,000	53,073,000
Operating costs
Cost of sales, excluding depreciation and amortization	(37,427,000)	(17,783,000)	(52,122,000)
Unabsorbed cost due to production stoppage	0	(3,927,000)	(1,973,000)
Cost of sales of services, excluding depreciation and amortization	11,713,000	(1,612,000)	0
Exploration in operating units	0	0	0
Depreciation and amortization	(4,904,000)	(6,082,000)	(6,396,000)
Mining royalties	0	0	0
Total operating costs	(54,044,000)	(29,404,000)	(60,491,000)
Gross profit (loss)	8,600,000	(9,672,000)	(7,418,000)
Operating expenses, net
Administrative expenses	(956,000)	(536,000)	(442,000)
Selling expenses	(622,000)	(115,000)	(177,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	200,000	0
Impairment recovery of long-lived assets			19,874,000
Other, net	352,000	(272,000)	321,000
Total operating income (expenses)	(1,226,000)	(723,000)	19,576,000
Operating Profit (loss)	7,374,000	(10,395,000)	12,158,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	195,000	301,000	1,218,000
Finance income	(6,000)	308,000	54,000
Finance costs	(170,000)	(6,000)	(25,000)
Profit (loss) before income tax	7,393,000	(9,792,000)	13,405,000
Income tax expense	(2,518,000)	3,815,000	3,208,000
Current income tax	(716,000)	0	0
Deferred Income tax	(1,802,000)	3,815,000	3,208,000
Profit (loss) from continued operations	4,875,000	(5,977,000)	16,613,000
(Loss) profit from discontinued operations	0	0
Total assets	79,127,000	65,318,000	74,266,000
Total liability	82,058,000	5,346,000	7,981,000
Other segment information
Investments in associates	64,690,000	59,815,000	66,087,000
Additions of property, plant and equipment	0
Acquisition of long-lived assets		157,000	265,000
Changes in estimates of mine closures plans	0	0	0
Other segments
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Royalty income			0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	33,000	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	33,000	0	0
Gross profit (loss)	33,000	0	0
Operating expenses, net
Administrative expenses	(12,325,000)	(5,140,000)	(5,966,000)
Selling expenses	0	0	0
Exploration in non-operating areas	(5,167,000)	(3,828,000)	(4,737,000)
Reversal (provision) of contingencies and others	(543,000)	2,398,000	442,000
Impairment recovery of long-lived assets			0
Other, net	65,932,000	18,437,000	(6,090,000)
Total operating income (expenses)	47,897,000	11,867,000	(16,351,000)
Operating Profit (loss)	47,930,000	11,867,000	(16,351,000)
Other income (expense),net
Share in the results of associates and joint ventures	327,353,000	152,371,000	164,823,000
Foreign currency exchange difference	5,723,000	17,507,000	25,235,000
Finance income	(48,877,000)	3,572,000	12,226,000
Finance costs	(10,472,000)	(98,961,000)	(38,900,000)
Profit (loss) before income tax	321,657,000	86,356,000	147,033,000
Income tax expense	(58,653,000)	(26,273,000)	24,397,000
Current income tax	(25,219,000)	(45,126,000)	(731,000)
Deferred Income tax	(33,434,000)	18,853,000	25,128,000
Profit (loss) from continued operations	263,004,000	60,083,000	171,430,000
(Loss) profit from discontinued operations	0	0
Total assets	2,509,638,000	2,917,237,000	3,047,322,000
Total liability	65,274,000	695,958,000	655,598,000
Other segment information
Investments in associates	1,007,000	1,223,000	1,839,000
Additions of property, plant and equipment	26,651,000
Acquisition of long-lived assets		5,898,000	500,000
Changes in estimates of mine closures plans	0	0	0
Sociedad Minera Cerro Verde S.A.A.
Operating income
Sales of goods	4,238,322,000	4,143,228,000	3,975,295,000
Sale of services	0	0	0
Royalty income			0
Total operating income	4,238,322,000	4,143,228,000	3,975,295,000
Operating costs
Cost of sales, excluding depreciation and amortization	(2,014,585,000)	(2,142,799,000)	(2,367,767,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	(9,177,000)	0
Depreciation and amortization	(574,194,000)	(409,847,000)	0
Mining royalties	0	0	(5,889,000)
Total operating costs	(2,588,779,000)	(2,561,823,000)	(2,367,767,000)
Gross profit (loss)	1,649,543,000	1,581,405,000	1,607,528,000
Operating expenses, net
Administrative expenses	0	0	0
Selling expenses	(145,771,000)	(158,244,000)	(157,373,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	0
Impairment recovery of long-lived assets			0
Other, net	(23,688,000)	(82,042,000)	(23,933,000)
Total operating income (expenses)	(169,459,000)	(240,286,000)	(181,306,000)
Operating Profit (loss)	1,480,084,000	1,341,119,000	1,426,222,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	40,623,000	2,820,000	980,000
Finance income	(9,552,000)	36,285,000	12,314,000
Finance costs	0	(31,500,000)	(5,616,000)
Profit (loss) before income tax	1,511,155,000	1,330,762,000	1,433,900,000
Income tax expense	(557,978,000)	(551,798,000)	(508,547,000)
Current income tax	(557,978,000)	(582,438,000)	(445,078,000)
Deferred Income tax	0	30,640,000	(63,469,000)
Profit (loss) from continued operations	953,177,000	778,964,000	925,353,000
(Loss) profit from discontinued operations	0	0
Total assets	8,034,461,000	7,930,910,000	7,993,863,000
Total liability	1,250,976,000	1,250,536,000	1,342,436,000
Other segment information
Investments in associates	1,436,122,000	1,416,051,000	1,408,260,000
Additions of property, plant and equipment	0
Acquisition of long-lived assets		0	0
Changes in estimates of mine closures plans	0	0	0
Compania Minera Coimolache S.A.
Operating income
Sales of goods	119,527,000	136,949,000	159,003,000
Sale of services	0	0	0
Royalty income			0
Total operating income	119,527,000	136,949,000	159,003,000
Operating costs
Cost of sales, excluding depreciation and amortization	(74,035,000)	(83,882,000)	(114,513,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(9,527,000)	(11,435,000)	(8,967,000)
Depreciation and amortization	(18,867,000)	(34,745,000)	(42,950,000)
Mining royalties	(647,000)	(686,000)	(1,500,000)
Total operating costs	(103,076,000)	(130,748,000)	(167,930,000)
Gross profit (loss)	16,451,000	6,201,000	(8,927,000)
Operating expenses, net
Administrative expenses	(3,397,000)	(3,772,000)	(4,139,000)
Selling expenses	(720,000)	(823,000)	(1,018,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	121,000	0	74,000
Impairment recovery of long-lived assets			0
Other, net	98,000	1,345,000	317,000
Total operating income (expenses)	(3,898,000)	(3,250,000)	(4,766,000)
Operating Profit (loss)	12,553,000	2,951,000	(13,693,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	8,813,000	647,000	(51,000)
Finance income	(3,524,000)	6,298,000	1,961,000
Finance costs	(734,000)	(5,437,000)	(2,158,000)
Profit (loss) before income tax	17,108,000	4,459,000	(13,941,000)
Income tax expense	(7,995,000)	(281,000)	5,573,000
Current income tax	(4,911,000)	(2,756,000)	(2,951,000)
Deferred Income tax	(3,084,000)	2,475,000	8,524,000
Profit (loss) from continued operations	9,113,000	4,178,000	(8,368,000)
(Loss) profit from discontinued operations	0	0
Profit for the year	9,975,000	2,673,000	(6,218,000)
Total assets	384,635,000	380,331,000	365,585,000
Total liability	128,887,000	128,955,000	117,388,000
Other segment information
Investments in associates	100,637,000	99,059,000	98,388,000
Additions of property, plant and equipment	0
Acquisition of long-lived assets		8,929,000	0
Changes in estimates of mine closures plans	0	1,404,000	0
Tinka Resources Ltd.
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Royalty income			0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	(5,363,000)	(297,000)	(4,383,000)
Selling expenses	0	0	0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	0
Impairment recovery of long-lived assets			0
Other, net	0	0	0
Total operating income (expenses)	(5,363,000)	(297,000)	(4,383,000)
Operating Profit (loss)	(5,363,000)	(297,000)	(4,383,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Foreign currency exchange difference	0	126,000	0
Finance income	0	77,000	0
Finance costs	0	0	0
Profit (loss) before income tax	(5,363,000)	(94,000)	(4,383,000)
Income tax expense	0	0	0
Current income tax	0	0	0
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(5,363,000)	(94,000)	(4,383,000)
(Loss) profit from discontinued operations	0	0
Profit for the year	(5,363,000)	(6,832,000)	(12,666,000)
Total assets	52,097,000	76,379,000	63,461,000
Total liability	323,000	475,000	473,000
Other segment information
Investments in associates	8,616,000	9,221,000	10,678,000
Additions of property, plant and equipment	0
Acquisition of long-lived assets		0	0
Changes in estimates of mine closures plans	$ 0	$ 0	$ 0